CASH FLOW INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
CASH FLOW INFORMATION
Schedule of movement in net debt

Movement in net debt for the year ended 31 December 2023, 2022 and 2021 is as follows;

2023	Lease liabilities	Bank borrowings	Total

1 January	432,309	39,501	471,810

Increase in lease liabilities	248,886	—	248,886
Cash inflows	—	577,338	577,338
Cash outflows	(307,475)	(379,753)	(687,228)
Other non-cash movements (*)	77,020	9,939	86,959
Monetary gain	(174,347)	(60,744)	(235,091)
31 December	276,393	186,281	462,674

Less: cash and cash equivalents			(5,500,000)

Net debt/(cash)			(5,037,326)

2022	Lease liabilities	Bank borrowings	Total

1 January	571,793	522,895	1,094,688

Increase in lease liabilities	351,907	—	351,907
Cash inflows	—	1,556,602	1,556,602
Cash outflows	(330,946)	(1,925,096)	(2,256,042)
Other non-cash movements(*)	128,368	38,374	166,742
Monetary gain	(288,813)	(153,274)	(442,087)
31 December	432,309	39,501	471,810

Less: cash and cash equivalents			(8,676,955)

Net debt/(cash)			(8,205,145)

2021	Lease liabilities	Bank borrowings	Total

1 January	530,603	1,279,722	1,810,325

Increase in lease liabilities	497,794	—	497,794
Cash inflows	—	5,829,364	5,829,364
Cash outflows	(252,679)	(6,370,526)	(6,623,205)
Other non-cash movements(*)	65,772	27,351	93,123
Monetary gain	(269,697)	(243,016)	(512,713)
31 December	571,793	522,895	1,094,688

Less: cash and cash equivalents			(10,321,986)

Net debt/(cash)			(9,227,298)
(*)	Other non-cash movements consist of interest accrual and disposals and bank borrowings.